Accrued Expenses and Other Liabilities, including Provisions (Details 1) $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($)
Disclosure of detailed information about Accrued Expenses And Other Liabilities Including Provisions [Line Items]
Beginning	$ 3,180	[1]
Provisions made during the year	2,600
Provisions used during the year	(1,231)
Foreign exchange	(127)
Provisions reversed during the year	(68)
Ending	4,354	[1]
Warranty provision [member]
Disclosure of detailed information about Accrued Expenses And Other Liabilities Including Provisions [Line Items]
Beginning	495
Provisions made during the year	679
Provisions used during the year	(595)
Foreign exchange	(40)
Provisions reversed during the year	(57)
Ending	482
Restructuring provision [member]
Disclosure of detailed information about Accrued Expenses And Other Liabilities Including Provisions [Line Items]
Beginning	11
Provisions made during the year	0
Provisions used during the year	0
Foreign exchange	0
Provisions reversed during the year	(11)
Ending	0
Onerous contracts provision [member]
Disclosure of detailed information about Accrued Expenses And Other Liabilities Including Provisions [Line Items]
Beginning	342
Provisions made during the year	59
Provisions used during the year	(332)
Foreign exchange	(13)
Provisions reversed during the year	0
Ending	56
Miscellaneous other provisions [member]
Disclosure of detailed information about Accrued Expenses And Other Liabilities Including Provisions [Line Items]
Beginning	2,332
Provisions made during the year	1,862
Provisions used during the year	(304)
Foreign exchange	(74)
Provisions reversed during the year	0
Ending	$ 3,816

[1]	On December 23, 2015, the Company received a subpoena from the United States Securities and Exchange Commission in connection with a non-public investigation. The SEC's subpoena is focused on: (i) the accuracy of (a) disclosures related to the nine parcels of land totaling approximately 13,500 acres retained by the Company following the divestiture of Taiyuan Primalights III Agriculture Development Co., Ltd. (“P3A”), one of its consolidated structured entities until it was disposed of in July 2010, and (b) the accounting for the approximately $57.0 million of impairment provision that the Company took for such land parcels in July 2013, and (ii) claims of share price manipulation by certain of the Company’s executive officers in connection with efforts to maintain the Company’s NYSE listing status. The Company has been fully cooperating with the SEC and is in discussions with the SEC and has reached an agreement-in-principle for settlement of these claims. For the year ended June 30, 2018, the Company has recognized a provision for this matter based on management’s best estimate of the expected settlement including estimated incremental legal costs. However any final settlement may be in excess of this provision, which could in turn have a material impact on the Company’s financial position and results of operations. The actual amount and timing of the cash payment is dependent on the ultimate resolution of this matter. Associated legal fees may be recoverable under the Company’s insurance policies, but it is not possible at this stage to estimate such recovery, if any.